Invesco Quality Municipal Income Trust
Quarterly Schedule of Portfolio Holdings
May 31, 2019
invesco.com/us	MS-CE-QMINC-QTR-1 05/19	Invesco Advisers, Inc.

Schedule of Investments
May 31, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–159.33%(a)
Alabama–2.52%
Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB	5.00%	11/15/2046		$ 4,390	$ 5,026,418
Alabaster (City of), AL Board of Education;
Series 2014 A, Limited Special Tax GO Wts. (INS - AGM)(b)	5.00%	09/01/2039		1,130	1,291,861
Series 2014 A, Limited Special Tax GO Wts. (INS -AGM)(b)	5.00%	09/01/2044		1,130	1,289,884
Birmingham (City of), AL Airport Authority; Series 2010, RB (INS -AGM)(b)	5.25%	07/01/2030		2,100	2,171,043
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging);
Series 2016, RB	5.25%	06/01/2025		700	785,785
Series 2016, RB	5.75%	06/01/2045		25	27,758
Birmingham (City of), AL Water Works Board; Series 2011, Water RB (INS -AGM)(b)(c)(d)(e)	5.00%	01/01/2036		3,060	3,231,972
Lower Alabama Gas District (The); Series 2016 A, RB (e)	5.00%	09/01/2046		2,400	3,194,880
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR (f)	5.25%	05/01/2044		820	902,369
					17,921,970
Alaska–0.61%
Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB (e)	5.50%	10/01/2041		4,065	4,365,119
Arizona–5.05%
Arizona (State of) Health Facilities Authority (Banner Health); Series 2015 B, VRD RB (LOC - BK Tokyo-Mitsubishi UFJ)(g)(h)	1.50%	01/01/2046		3,500	3,500,000
Arizona (State of) Health Facilities Authority (Phoenix Children’s Hospital); Series 2012, Ref. RB	5.00%	02/01/2042		2,050	2,187,186
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042		1,965	2,197,794
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community);
Series 2019 A, RB	5.00%	01/01/2036		400	457,936
Series 2019 A, RB	5.00%	01/01/2037		1,000	1,140,670
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2017 A, Ref. RB (f)	5.00%	07/01/2037		675	695,162
Arizona (State of) Transportation Board; Series 2011 A, Ref. RB (e)	5.00%	07/01/2036		3,450	3,703,817
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2031		1,220	1,322,480
Series 2017, Ref. RB	5.00%	11/15/2045		835	879,038
La Paz (County of), AZ Industrial Development Authority (Charter School Solutions- Harmony Public Schools); Series 2018 A, RB	5.00%	02/15/2048		700	773,262
Maricopa County Pollution Control Corp. (Southern California Education Co.); Series 2000 B, Ref. RB	5.00%	06/01/2035		1,110	1,135,030
Mesa (City of), AZ; Series 2013, RB (e)	5.00%	07/01/2032		7,600	8,340,468
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB (f)	6.50%	07/01/2034		450	516,087
Phoenix (City of), AZ Industrial Development Authority (Rowan University); Series 2012, RB	5.00%	06/01/2042		2,780	2,971,625
Pima (County of), AZ Industrial Development Authority (Edkey Charter Schools); Series 2013, Ref. RB	6.00%	07/01/2033		1,000	1,001,400
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB (f)	5.25%	07/01/2048		1,125	1,133,663
Pima (County of), AZ Industrial Development Authority (Tucson Electric Power Co.); Series 2010 A, IDR	5.25%	10/01/2040		2,525	2,629,333
Yuma (City of), AZ Industrial Development Authority (Regional Medical Center);
Series 2014 A, RB	5.00%	08/01/2020		500	519,895
Series 2014 A, RB	5.00%	08/01/2021		800	853,048
					35,957,894
California–22.82%
Alhambra Unified School District (Election of 2004);
Series 2009 B, GO Bonds (INS -AGC)(b)(i)	0.00%	08/01/2035		3,570	2,252,313
Series 2009 B, GO Bonds (INS -AGC)(b)(i)	0.00%	08/01/2036		5,770	3,500,717
Bay Area Toll Authority (San Francisco Bay Area); Series 2017 F-1, RB (e)	5.00%	04/01/2056		2,280	2,653,213
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Beverly Hills Unified School District (Election of 2008);
Series 2009, GO Bonds (i)	0.00%	08/01/2026	$1,390	$1,218,557
Series 2009, GO Bonds (i)	0.00%	08/01/2031	2,680	1,996,520
California (County of), CA Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB (i)	0.00%	06/01/2055	10,115	536,196
California (State of);
Series 2012, GO Bonds	5.25%	04/01/2035	4,305	4,737,394
Series 2012, GO Bonds	5.00%	09/01/2036	2,460	2,721,892
Series 2012, Ref. GO Bonds	5.00%	02/01/2032	2,600	2,835,742
California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB (f)	5.00%	04/01/2049	790	861,669
California (State of) Educational Facilities Authority (Stanford University); Series 2019 V-1, RB	5.00%	05/01/2049	470	693,588
California (State of) Health Facilities Financing Authority (City of Hope); Series 2012 A, RB	5.00%	11/15/2032	3,500	3,862,915
California (State of) Infrastructure & Economic Development Bank; Series 2003 A, RB (INS -AMBAC)(e)	5.00%	07/01/2036	3,300	4,256,736
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing Project); Series 2018, RB	5.00%	05/15/2035	1,185	1,417,236
California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB (j)	5.00%	12/31/2043	885	1,027,998
California (State of) Pollution Control Finance Authority;
Series 2012, RB (f)(j)	5.00%	07/01/2027	1,230	1,342,582
Series 2012, RB (f)(j)	5.00%	07/01/2030	1,450	1,570,959
Series 2012, RB (f)(j)	5.00%	07/01/2037	3,195	3,422,101
California (State of) Public Works Board (Various Capital); Series 2013 I, RB	5.00%	11/01/2020	1,000	1,051,170
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2044	780	860,184
Series 2016 A, RB (f)	5.00%	12/01/2041	1,245	1,380,083
Series 2016 A, RB (f)	5.25%	12/01/2056	950	1,059,526
California Infrastructure & Economic Development Bank; Series 2003 A, RB (c)(d)(e)	5.00%	07/01/2036	1,700	2,192,864
Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS -NATL)(b)(i)	0.00%	08/01/2029	695	550,843
Dry Creek Joint Elementary School District (Election of 2008-Measure E);
Series 2009, GO Bonds (i)	0.00%	08/01/2040	4,685	2,326,477
Series 2009, GO Bonds (i)	0.00%	08/01/2041	4,965	2,374,908
Series 2009, GO Bonds (i)	0.00%	08/01/2042	5,265	2,426,217
Series 2009, GO Bonds (i)	0.00%	08/01/2043	3,460	1,542,399
Series 2009, GO Bonds (i)	0.00%	08/01/2044	4,825	2,070,504
East Bay Municipal Utility District; Series 2010 A, Ref. RB (c)(d)(e)	5.00%	06/01/2020	4,770	4,948,160
El Segundo Unified School District (Election of 2008);
Series 2009 A, GO Bonds (i)	0.00%	08/01/2031	1,775	1,294,064
Series 2009 A, GO Bonds (i)	0.00%	08/01/2032	1,980	1,394,455
Foothill-Eastern Transportation Corridor Agency; Subseries 2014 B-2, Ref. RB (d)	5.00%	01/15/2020	5,000	5,018,750
Golden State Tobacco Securitization Corp.;
Series 2013 A, RB	5.00%	06/01/2030	3,250	3,691,025
Series 2018 A-1, Ref. RB	5.00%	06/01/2047	915	910,434
Series 2018 A-2, Ref. RB	5.00%	06/01/2047	2,825	2,810,903
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport); Series 2010 A, RB (e)	5.00%	05/15/2035	6,000	6,202,500
Los Angeles (City of), CA Department of Water & Power; Series 2012 A, RB (e)	5.00%	07/01/2043	6,510	7,183,394
Menifee Union School District (Election of 2008); Series 2009 C, GO Bonds (INS -AGC)(b)(i)	0.00%	08/01/2034	1,985	1,278,102
Moreland School District (Crossover Series 14); Series 2006 C, Ref. GO Bonds (INS -AMBAC)(b)(i)	0.00%	08/01/2029	3,955	3,100,245
Mt. San Antonio Community College District (Election 2008); Series 2013 A, GO Bonds (k)	6.25%	08/01/2043	1,900	1,793,182
Oak Grove School District (Election of 2008); Series 2009 A, GO Bonds (i)	0.00%	08/01/2028	2,875	2,361,381
Patterson Joint Unified School District (Election of 2008);
Series 2009 B, GO Bonds (INS -AGM)(b)(i)	0.00%	08/01/2036	4,025	2,372,818
Series 2009 B, GO Bonds (INS -AGM)(b)(i)	0.00%	08/01/2037	1,590	895,091
Poway Unified School District (Election of 2008 - School Facilities Improvement District No. 2007-1);
Series 2009 A, GO Bonds (i)	0.00%	08/01/2027	4,005	3,403,089
Series 2009 A, GO Bonds (i)	0.00%	08/01/2031	5,000	3,729,350
Regents of the University of California; Series 2013 AI, RB (e)	5.00%	05/15/2033	4,000	4,511,920
San Buenaventura (City of), CA (Community Memorial Health System); Series 2011, RB	7.50%	12/01/2041	2,085	2,320,188
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Diego (City of), CA Community College District (Election of 2006); Series 2011, GO Bonds (e)	5.00%	08/01/2021	$ 6,790	$ 7,342,570
San Diego (County of), CA Regional Airport Authority; Series 2010 A, RB	5.00%	07/01/2034	875	906,378
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2011 F, Ref. RB (j)	5.00%	05/01/2025	1,000	1,063,680
Series 2011 F, Ref. RB (j)	5.00%	05/01/2026	1,995	2,120,486
Series 2011 G, Ref. RB (c)(d)	5.25%	05/03/2021	3,615	3,886,161
Series 2011 G, Ref. RB	5.25%	05/01/2027	1,385	1,491,645
Series 2019 A, Ref. RB (j)	5.00%	05/01/2036	1,110	1,365,089
San Francisco (City & County of), CA Public Utilities Commission; Series 2009 A, RB (c)(d)	5.00%	11/01/2019	2,500	2,538,550
San Francisco (City & County of), CA Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, RB (e)	5.00%	11/01/2036	4,320	4,696,272
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, GO Bonds (INS -AGM)(b)(i)	0.00%	09/01/2030	3,300	2,555,718
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, RB	5.50%	09/01/2032	615	676,961
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB (i)	0.00%	06/01/2041	3,295	937,098
William S. Hart Union High School District (Election of 2008);
Series 2009 A, GO Bonds (i)	0.00%	08/01/2032	15,570	11,094,403
Series 2009 A, GO Bonds (i)	0.00%	08/01/2033	5,725	3,935,937
				162,573,502
Colorado–3.55%
Colorado (State of) Health Facilities Authority (Catholic Health Initiatives); Series 2009 A, RB	5.00%	07/01/2039		4,000	4,010,760
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB (e)	5.50%	01/01/2035		3,900	4,458,129
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2017, Ref. RB	5.00%	06/01/2047		555	629,331
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2019, RB	6.00%	01/15/2041		3,200	3,322,528
Colorado (State of) Science and Technology Park Metropolitan District No. 1; Series 2018, Ref. RB	5.00%	12/01/2033		500	528,115
Denver (City & County of), CO;
Series 2013 B, RB	5.25%	11/15/2032		5,000	5,698,700
Series 2018 A, Ref. RB (e)(j)	5.25%	12/01/2048		4,160	5,038,675
Neu Towne Metropolitan District; Series 2018 A, Ref. GO Bonds	5.38%	12/01/2046		665	686,712
Prairie Center Metropolitan District No. 3; Series 2017 A, Ref. RB (f)	5.00%	12/15/2041		910	948,220
					25,321,170
Connecticut–0.64%
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare); Series 2011 A, RB	5.00%	07/01/2041		4,300	4,525,836
District of Columbia–2.99%
District of Columbia;
Series 2006 B-1, RB (INS -NATL)(b)	5.00%	02/01/2031		8,880	8,901,401
Series 2009 A, RB (e)	5.25%	12/01/2027		3,040	3,097,912
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045		1,910	1,947,341
Metropolitan Washington Airports Authority; Series 2009 B, RB (INS -BHAC)(b)	5.00%	10/01/2029		1,000	1,011,540
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2014 A, Ref. RB	5.00%	10/01/2053		5,930	6,317,881
					21,276,075
Florida–10.53%
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/2041		1,000	1,002,870
Broward (County of), FL;
Series 2012 A, RB	5.00%	10/01/2037		2,145	2,360,637
Series 2013 C, RB	5.25%	10/01/2038		2,500	2,811,475
Series 2015 A, RB (j)	5.00%	10/01/2045		1,010	1,144,663
Series 2017, RB (e)(j)	5.00%	10/01/2047		3,450	4,032,015
Cape Coral (City of), FL Health Facilities Authority (Gulf Care, Inc.); Series 2015, Ref. RB (f)	6.00%	07/01/2045		240	261,869
Capital Trust Agency (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB (f)	5.00%	07/01/2046		1,250	1,315,225
Citizens Property Insurance Corp.; Series 2012 A-1, RB	5.00%	06/01/2021		5,110	5,469,029
Davie (Town of), FL (Nova Southeastern University); Series 2013 A, RB	6.00%	04/01/2042		1,250	1,408,788
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2048	$ 2,850	$ 3,178,662
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB (j)	5.13%	06/01/2027	995	1,061,277
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB (j)	5.00%	10/01/2048	1,960	2,310,193
Martin (County of), FL Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB (c)(d)	5.00%	11/15/2021	4,630	5,019,059
Miami Beach (City of), FL Health Facilities Authority (Mount Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2039	845	941,203
Miami-Dade (County of), FL;
Series 2012 A, Ref. RB (j)	5.00%	10/01/2028	1,000	1,099,170
Series 2012 B, RB (INS -AGM)(b)	5.00%	10/01/2035	1,750	1,922,287
Series 2016 A, Ref. RB	5.00%	10/01/2041	1,170	1,369,824
Series 2019 A, RB (j)	4.00%	10/01/2044	1,120	1,216,421
Miami-Dade (County of), FL (Miami International Airport-Hub of the Americas); Series 2009 B, RB (c)(d)	5.00%	10/01/2019	2,850	2,883,088
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami); Series 2018 A, RB (e)	5.00%	04/01/2053	3,650	4,249,768
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, Ref. RB	5.00%	07/01/2040	2,500	2,585,725
Miami-Dade (County of), FL Health Facilities Authority (Miami Children’s Hospital);
Series 2010, Ref. RB (c)(d)	6.00%	08/01/2020	880	924,449
Series 2010, Ref. RB	6.00%	08/01/2030	315	329,786
Miami-Dade (County of), FL Industrial Development Authority (Waste Management, Inc.); Series 2018 B, RB (SIFMA Municipal Swap Index + 0.80%)(d)(j)(l)	2.22%	11/01/2021	555	555,000
Orange (County of), FL; Series 2012 B, Ref. RB (e)	5.00%	01/01/2031	7,855	8,499,974
Orlando (City of), FL Greater Orlando Aviation Authority; Series 2017 A, RB (j)	5.00%	10/01/2047	935	1,088,948
Palm Beach (County of), FL Health Facilities Authority (BRRH Corp. Obligated Group); Series 2014, Ref. RB	5.00%	12/01/2031	1,125	1,273,916
Palm Beach (County of), FL Health Facilities Authority (Jupiter Medical Center, Inc.); Series 2013 A, RB	5.00%	11/01/2043	2,030	2,153,465
Palm Beach (County of), FL Solid Waste Authority;
Series 2009, RB (c)(d)	5.50%	10/01/2019	2,700	2,736,153
Series 2016, RB (e)	5.00%	10/01/2031	3,330	3,588,674
Putnam (County of), FL Development Authority (Seminole Electric Cooperative); Series 2018 B, Ref. PCR	5.00%	03/15/2042	790	922,910
Sumter (County of), FL Industrial Development Authority (Central Florida Health Alliance);
Series 2014 A, RB	5.00%	07/01/2025	500	567,050
Series 2014 A, RB	5.00%	07/01/2027	500	563,575
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,270	1,408,976
Tampa Bay Water; Series 2001 A, RB (INS -NATL)(b)	6.00%	10/01/2029	2,000	2,762,880
				75,019,004
Georgia–0.88%
Augusta (City of), GA Development Authority; Series 2018, RB	4.00%	07/01/2037	2,955	3,092,289
Burke (County of), GA Development Authority (Oglethorpe Power Vogtle); Series 2013 A, PCR (d)	2.40%	04/01/2020	3,200	3,201,504
				6,293,793
Hawaii–1.96%
Hawaii (State of);
Series 2010 A, RB	5.00%	07/01/2039	4,100	4,226,075
Series 2015 A, RB (j)	5.00%	07/01/2041	780	884,824
Series 2015 A, RB (j)	5.00%	07/01/2045	1,545	1,749,357
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group);
Series 2010 B, RB (c)(d)	5.75%	07/01/2020	1,630	1,703,578
Series 2013 A, Ref. RB	5.50%	07/01/2043	2,000	2,236,820
Hawaii (State of) Department of Transportation (Airports Division); Series 2013, COP (j)	5.00%	08/01/2020	3,055	3,169,716
				13,970,370
Idaho–0.44%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.);
Series 2017 A, Ref. RB	5.00%	11/15/2032	700	742,532
Series 2017 A, Ref. RB	5.25%	11/15/2037	980	1,042,485
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Idaho–(continued)
Regents of the University of Idaho; Series 2011, Ref. RB (d)	5.25%	04/01/2021	$ 1,300	$ 1,378,806
				3,163,823
Illinois–18.22%
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2037	615	675,393
Series 2005 D, Ref. GO Bonds	5.50%	01/01/2040	385	420,647
Series 2007 A, Ref. GO Bonds (INS -AGM)(b)	5.00%	01/01/2037	3,465	3,473,489
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2042	310	337,978
Series 2012 A, GO Bonds	5.00%	01/01/2033	1,580	1,638,697
Series 2012, RB	5.00%	01/01/2042	2,030	2,137,894
Series 2014, RB	5.00%	11/01/2044	790	871,496
Series 2014, Ref. RB	5.00%	01/01/2029	1,000	1,064,080
Series 2015 A, GO Bonds	5.50%	01/01/2033	3,085	3,416,699
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	1,850	2,149,459
Chicago (City of), IL (Midway Airport);
Series 2013 B, Ref. RB	5.00%	01/01/2021	3,200	3,374,176
Series 2014 A, Ref. RB (j)	5.00%	01/01/2041	1,125	1,235,374
Chicago (City of), IL (O’Hare International Airport);
Series 2015 C, RB (j)	5.00%	01/01/2046	775	860,072
Series 2015 D, RB	5.00%	01/01/2046	540	607,873
Series 2017 D, RB (e)(j)	5.00%	01/01/2042	2,500	2,863,100
Series 2017 D, RB	5.25%	01/01/2042	1,240	1,466,089
Chicago (City of), IL Board of Education;
Series 2017 H, GO Bonds	5.00%	12/01/2046	1,825	1,981,585
Series 2018 A, GO Bonds (INS -AGM)(b)	5.00%	12/01/2031	625	739,944
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2022	950	1,015,959
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2023	500	543,655
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2016 E, GO Bonds	5.00%	12/01/2045	1,605	1,835,767
Chicago (City of), IL Transit Authority;
Series 2011, RB (e)(m)	5.25%	12/01/2036	8,970	9,495,463
Series 2014, RB	5.00%	12/01/2044	3,380	3,729,965
Cook (County of), IL Forest Preserve District;
Series 2012 B, Ref. GO Bonds (e)	5.00%	12/15/2032	2,540	2,702,992
Series 2012 B, Ref. GO Bonds (e)	5.00%	12/15/2037	2,540	2,683,637
Illinois (State of);
First Series 2001, GO Bonds (INS -NATL)(b)	6.00%	11/01/2026	2,000	2,344,760
Series 2012 A, GO Bonds	5.00%	01/01/2031	1,115	1,170,003
Series 2013, GO Bonds (INS -AGM)(b)	5.25%	07/01/2029	1,960	2,172,052
Series 2014, GO Bonds	5.00%	05/01/2029	1,000	1,093,010
Series 2014, GO Bonds	5.00%	05/01/2036	750	804,428
Series 2017 D, GO Bonds	5.00%	11/01/2024	4,950	5,581,867
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2021	790	843,317
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2022	555	605,355
Illinois (State of) Finance Authority (Benedictine University);
Series 2013 A, RB	5.00%	10/01/2020	1,000	1,027,420
Series 2013 A, RB	5.38%	10/01/2022	1,180	1,215,825
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/2039	1,300	1,451,970
Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 B, RB (c)(d)	5.38%	08/15/2019	1,900	1,914,573
Illinois (State of) Finance Authority (OSF Healthcare System);
Series 2010, Ref. RB (c)(d)	6.00%	05/15/2020	1,685	1,755,551
Series 2010, Ref. RB	6.00%	05/15/2039	270	282,798
Series 2015 A, Ref. RB	5.00%	11/15/2045	2,165	2,388,493
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB	6.25%	08/15/2028	1,000	1,054,060
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	1,870	2,078,374
Illinois (State of) Finance Authority (Swedish Covenant Hospital);
Series 2010 A, Ref. RB (c)(d)	5.75%	02/15/2020	5,020	5,168,743
Series 2010 A, Ref. RB (c)(d)	6.00%	02/15/2020	2,620	2,702,137
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB (e)	5.50%	02/15/2021	$ 1,440	$ 1,535,386
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB (e)	5.25%	10/01/2052	3,390	3,754,595
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, RB (INS -AGM)(b)(i)	0.00%	12/15/2029	2,500	1,854,800
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002 A, RB (INS -NATL)(b)(k)	5.75%	06/15/2026	8,480	9,378,795
Series 2010, RB (c)(d)	5.50%	06/15/2020	560	582,938
Series 2010, RB	5.50%	06/15/2050	1,740	1,775,983
Illinois (State of) Sports Facilities Authority; Series 2014, Ref. RB (INS -AGM)(b)	5.00%	06/15/2027	3,500	3,923,465
Illinois (State of) Toll Highway Authority; Series 2013 A, RB (e)	5.00%	01/01/2038	10,050	10,970,982
Railsplitter Tobacco Settlement Authority; Series 2010, RB (c)(d)	5.50%	06/01/2021	4,275	4,610,160
Sales Tax Securitization Corp.; Series 2018 A, Ref. RB (e)	5.00%	01/01/2048	3,960	4,429,577
				129,792,900
Indiana–3.40%
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, RB	5.25%	10/01/2031		3,000	3,233,640
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing);
Series 2013 A, RB (j)	5.00%	07/01/2035		500	548,795
Series 2013 A, RB (j)	5.00%	07/01/2048		525	569,510
Series 2013, RB (j)	5.00%	07/01/2040		3,480	3,791,843
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 A, RB	5.00%	06/01/2039		2,690	2,763,598
Indiana (State of) Municipal Power Agency; Series 2013 A, RB (c)(d)	5.25%	07/01/2023		1,000	1,151,540
Indianapolis Local Public Improvement Bond Bank;
Series 2011 K, RB	5.00%	06/01/2027		3,000	3,186,450
Series 2013 F, RB (e)	5.00%	02/01/2030		4,500	4,992,975
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB (j)	5.88%	01/01/2024		925	1,010,100
Whiting (City of), IN (BP Products North America); Series 2014, RB (SIFMA + 0.75%)(d)(j)(l)	2.17%	06/06/2019		3,000	3,001,290
					24,249,741
Iowa–2.27%
Iowa (State of) (IJOBS Program);
Series 2009 A, RB (e)	5.00%	06/01/2025		4,795	4,795,000
Series 2009 A, RB (e)	5.00%	06/01/2026		3,595	3,595,000
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, RB (f)	5.88%	12/01/2027		1,000	1,051,030
Series 2013, Ref. RB (d)	5.25%	12/01/2037		1,160	1,253,322
Series 2019, Ref. RB	3.13%	12/01/2022		555	561,660
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2018 A, RB	5.00%	05/15/2043		790	869,814
Iowa (State of) Tobacco Settlement Authority;
Series 2005 C, RB	5.50%	06/01/2042		1,620	1,619,968
Series 2005 C, RB	5.63%	06/01/2046		1,030	1,029,969
Series 2005 E, RB (i)	0.00%	06/01/2046		11,725	1,378,625
					16,154,388
Kansas–0.61%
Kansas (State of) Development Finance Authority (Adventist Health System);
Series 2009, RB (c)(d)	5.50%	11/15/2019		35	35,606
Series 2009, RB	5.50%	11/15/2029		1,620	1,646,989
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2013 IV-A, RB	6.38%	05/15/2043		1,500	1,618,065
Series 2018 I, Ref. RB	5.00%	05/15/2047		1,000	1,057,600
					4,358,260
Kentucky–2.45%
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(d)(l)	2.82%	02/01/2025		670	680,459
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2040		1,220	1,326,421
Series 2015 A, RB	5.00%	01/01/2045		895	971,505
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–(continued)
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.00%	06/01/2045	$ 935	$ 1,032,137
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.);
Series 2010 A, RB (c)(d)	6.00%	06/01/2020	1,900	1,984,227
Series 2010 A, RB (c)(d)	6.38%	06/01/2020	1,625	1,703,016
Series 2010 A, RB (c)(d)	6.50%	06/01/2020	2,050	2,150,716
Kentucky (Commonwealth of) Turnpike Authority (Revitalization); Series 2012 A, RB (c)(d)	5.00%	07/01/2022	1,860	2,057,867
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, RB	5.50%	10/01/2033	3,000	3,393,960
Warren (County of), KY (Bowling Green-Warren County Community Hospital Corp.); Series 2013, Ref. RB	5.00%	04/01/2035	2,000	2,181,560
				17,481,868
Louisiana–1.78%
Lafayette (City of), LA Public Trust Financing Authority (Ragin’ Cajun Facilities, Inc. - Housing & Parking); Series 2010, RB (c)(d)	5.25%	10/01/2020		2,450	2,572,353
Louisiana (State of) Energy & Power Authority (LEPA Unit No. 1);
Series 2013 A, RB (INS -AGM)(b)	5.25%	06/01/2028		2,000	2,258,240
Series 2013 A, RB (INS -AGM)(b)	5.25%	06/01/2031		2,000	2,249,140
New Orleans (City of), LA; Series 2014, Ref. RB	5.00%	12/01/2021		1,000	1,075,230
Tobacco Settlement Financing Corp.;
Series 2013 A, Ref. RB	5.50%	05/15/2030		770	803,803
Series 2013 A, Ref. RB	5.25%	05/15/2031		770	812,396
Series 2013 A, Ref. RB	5.25%	05/15/2032		1,465	1,581,365
Series 2013 A, Ref. RB	5.25%	05/15/2033		1,235	1,328,354
					12,680,881
Maryland–1.09%
Howard (County of), MD (Downtown Columbia);
Series 2017 A, RB (f)	4.38%	02/15/2039		1,000	1,028,890
Series 2017 A, RB (f)	4.50%	02/15/2047		500	515,130
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2016, Ref. RB	5.00%	07/01/2047		705	804,546
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB	5.00%	07/01/2045		1,435	1,585,531
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB (c)(d)	5.75%	06/01/2020		2,440	2,543,432
Prince Georges (County of), MD (Collington Episcopal Life Care Community, Inc.);
Series 2017, Ref. RB	5.00%	04/01/2028		670	733,918
Series 2017, Ref. RB	5.00%	04/01/2032		500	538,155
					7,749,602
Massachusetts–2.92%
Massachusetts (Commonwealth of) Department of Transportation (Contract Assistance); Series 2010 B, RB	5.00%	01/01/2035		2,010	2,049,175
Massachusetts (Commonwealth of) Development Finance Agency (Berklee College of Music); Series 2007, RB	5.00%	10/01/2032		165	165,469
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College); Series 2016 A, RB	5.00%	01/01/2047		1,550	1,753,097
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare);
Series 2012, RB (c)(d)	5.00%	07/01/2021		2,890	3,093,398
Series 2012, RB	5.00%	07/01/2031		2,730	2,910,016
Massachusetts (Commonwealth of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB (c)(d)	6.75%	01/01/2021		1,225	1,323,919
Massachusetts (Commonwealth of) Port Authority; Series 2019 A, Ref. RB (j)	5.00%	07/01/2037		1,000	1,222,780
Massachusetts (Commonwealth of) School Building Authority; Series 2011 B, RB (e)	5.00%	10/15/2035		5,325	5,717,080
Massachusetts (Commonwealth of) Transportation Fund Revenue; Series 2016 B, RB	4.00%	06/01/2046		2,385	2,573,343
					20,808,277
Michigan–3.64%
Detroit Downtown Development Authority; Series 2018 A, RB (INS -AGM)(b)(e)(m)	5.00%	07/01/2038		1,500	1,662,480
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate); Series 2017 A, Ref. RB	5.00%	11/01/2052	$ 1,185	$ 1,243,823
Lansing (City of), MI Board of Water & Light; Series 2011 A, RB	5.00%	07/01/2037	3,400	3,621,544
Michigan (State of) Building Authority (Facilities Program); Series 2016 I, Ref. RB (e)	5.00%	04/15/2041	2,655	3,104,624
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	1,710	1,939,619
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-1, Ref. RB	5.00%	07/01/2044	1,130	1,215,157
Series 2014 C-6, Ref. RB	5.00%	07/01/2033	565	639,992
Series 2014 D-4, Ref. RB	5.00%	07/01/2029	565	650,411
Series 2015, Ref. RB	5.00%	07/01/2035	1,165	1,337,560
Michigan (State of) Finance Authority (MidMichigan Health Credit Group); Series 2014, Ref. RB	5.00%	06/01/2039	2,070	2,306,146
Michigan (State of) Finance Authority (Trinity Health Credit); Series 2017 MI, Ref. RB (e)	5.00%	12/01/2046	3,575	4,165,840
Michigan (State of) Tobacco Settlement Finance Authority; Series 2007 A, RB	6.00%	06/01/2048	3,180	3,180,063
Western Michigan University;
Series 2013, Ref. RB	5.25%	11/15/2030	400	458,284
Series 2013, Ref. RB	5.25%	11/15/2031	350	400,575
				25,926,118
Minnesota–0.24%
Bethel (City of), MN (Spectrum High School); Series 2017 A, Ref. RB	4.25%	07/01/2047		425	432,552
St. Paul (City of), MN Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD RB (CEP-FHLMC)(g)(h)	1.40%	10/01/2033		1,280	1,280,000
					1,712,552
Missouri–1.09%
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2028		1,970	2,131,107
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050		465	506,208
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Service); Series A, RB	5.00%	02/01/2034		330	368,267
Missouri (State of) Health & Educational Facilities Authority (St. Louis College of Pharmacy); Series 2013, RB	5.00%	05/01/2020		1,000	1,024,390
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, RB	5.50%	09/01/2033		1,375	1,513,187
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038		1,975	2,202,836
					7,745,995
Nebraska–1.92%
Central Plains Energy Project (No. 3); Series 2012, RB (n)	5.00%	09/01/2032		5,500	5,964,750
Lincoln (County of), NE Hospital Authority No. 1 (Great Plains Regional Medical Center); Series 2012, Ref. RB	5.00%	11/01/2032		2,500	2,655,775
Omaha (City of), NE Public Power District; Series 2011 B, RB (e)	5.00%	02/01/2021		4,800	5,083,824
					13,704,349
Nevada–0.53%
Clark (County of), NV; Series 2013 A, Ref. RB (j)	5.00%	07/01/2028		2,000	2,216,100
Clark (County of), NV (Las Vegas-McCarran International Airport); Series 2010 A, RB	5.13%	07/01/2034		1,500	1,528,815
					3,744,915
New Jersey–6.01%
New Jersey (State of); Series 2001 H, Ref. GO Bonds	5.25%	07/01/2019		6,900	6,919,182
New Jersey (State of) Economic Development Authority;
Series 2005 N-1, Ref. RB (INS -NATL)(b)(e)(m)	5.50%	09/01/2022		3,555	3,938,193
Series 2005, RB (INS - AMBAC)(b)	5.50%	09/01/2024		2,000	2,322,600
Series 2013, RB (j)	5.00%	07/01/2023		1,750	1,959,790
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB (c)(d)	5.75%	06/01/2020		1,990	2,075,351
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB (j)	5.50%	01/01/2026		1,000	1,152,860
Series 2013, RB (j)	5.38%	01/01/2043		1,000	1,119,410
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Transportation Trust Fund Authority;
Series 1999 A, RB	5.75%	06/15/2020	$2,570	$2,624,304
Series 2006 C, RB (INS -AGC)(b)(i)	0.00%	12/15/2026	8,435	6,961,574
Series 2011 A, RB	5.50%	06/15/2041	1,000	1,057,530
Series 2018 A, Ref. RB	5.00%	12/15/2034	1,000	1,162,660
Series 2018 A, Ref. RN (e)(m)	5.00%	06/15/2029	1,505	1,749,322
Series 2018 A, Ref. RN (e)(m)	5.00%	06/15/2030	515	595,397
Series 2018 A, Ref. RN	5.00%	06/15/2031	960	1,104,490
Subseries 2016 A-1, RN	5.00%	06/15/2028	935	1,093,342
Salem (County of), NJ Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR (j)	5.00%	12/01/2023	4,000	4,311,160
Tobacco Settlement Financing Corp.; Series 2018 A, Ref. RB	5.25%	06/01/2046	2,370	2,707,227
				42,854,392
New Mexico–0.39%
Farmington (City of), NM (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/2040	2,650	2,751,760
New York–13.18%
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, RB (c)(d)	6.25%	01/15/2020	1,740	1,793,227
Series 2009, RB (c)(d)	6.38%	01/15/2020	720	742,572
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	2,460	2,459,975
Hudson Yards Infrastructure Corp.; Series 2017 A, Ref. RB (INS -AGM)(b)	4.00%	02/15/2047	3,135	3,407,087
Metropolitan Transportation Authority;
Series 2012 F, Ref. RB	5.00%	11/15/2024	1,500	1,673,340
Series 2013 A, RB	5.00%	11/15/2038	1,680	1,849,294
New York & New Jersey (States of) Port Authority; Two Hundred Seventh Series 2018, Ref. RB (e)(j)	5.00%	09/15/2028	3,105	3,882,709
New York (City of) Transitional Finance Authority; Subseries 2012 E-1, RB (e)	5.00%	02/01/2037	7,155	7,748,937
New York (City of), NY Municipal Water Finance Authority;
Series 2010 FF, RB	5.00%	06/15/2031	2,400	2,487,312
Series 2013 DD, RB	5.00%	06/15/2035	2,900	3,264,530
Subseries 2012 A-1, VRD RB (g)	1.47%	06/15/2044	4,150	4,150,000
New York (City of), NY Transitional Finance Authority;
Series 2013 I, RB	5.00%	05/01/2038	1,535	1,712,446
Subseries 2011 D-1, RB (e)	5.00%	11/01/2033	1,725	1,862,414
Subseries 2009 A-1, RB (c)(e)	5.00%	05/01/2028	2,533	2,539,814
New York (Counties of), NY Tobacco Trust V; Series 2005 S-2, RB (i)	0.00%	06/01/2050	10,140	1,465,433
New York (Counties of), NY Tobacco Trust VI; Subseries 2016 A-1, Ref. RB	5.75%	06/01/2043	2,995	3,429,604
New York (State of) Dormitory Authority; Series 2019 A, RB	5.00%	10/01/2033	1,000	1,224,410
New York (State of) Dormitory Authority (City of New York); Series 2005 A, RB (INS -AMBAC)(b)	5.50%	05/15/2029	1,805	2,386,968
New York (State of) Dormitory Authority (General Purpose);
Series 2011 A, RB (e)	5.00%	03/15/2030	5,805	6,151,326
Series 2013 A, RB	5.00%	02/15/2037	2,050	2,279,702
New York (State of) Thruway Authority; Series 2011 A-1, RB (e)	5.00%	04/01/2029	4,860	5,169,776
New York City Water & Sewer System; Series 2012 FF, RB (e)	5.00%	06/15/2045	1,000	1,093,060
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB (f)	5.00%	11/15/2044	4,840	5,292,492
New York Liberty Development Corp. (7 World Trade Center);
Series 2012, Class 1, Ref. RB (e)	5.00%	09/15/2040	5,100	5,559,663
Series 2012, Class 2, Ref. RB	5.00%	09/15/2043	1,770	1,913,193
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport); Series 2016, Ref. RB (j)	5.00%	08/01/2031	1,545	1,624,737
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment);
Series 2018, RB (j)	5.00%	01/01/2031	3,160	3,759,831
Series 2018, RB (j)	4.00%	01/01/2036	1,425	1,519,976
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB (j)	5.00%	07/01/2046	1,620	1,779,278
Series 2016 A, RB (j)	5.25%	01/01/2050	2,985	3,308,514
Onondaga Civic Development Corp. (St. Joseph’s Hospital Health Center); Series 2014 A, RB (c)(d)	5.00%	07/01/2019	1,250	1,253,388
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	1,500	1,538,265
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2048	$ 3,660	$ 3,571,721
				93,894,994
North Carolina–5.99%
Charlotte (City of), NC (Charlotte Douglas International Airport);
Series 2017 A, RB (e)	5.00%	07/01/2047		1,775	2,106,641
Series 2017 A, RB (e)	5.00%	07/01/2042		4,000	4,751,880
Charlotte (City of), NC (Cultural Arts Facilities); Series 2009 E, Ref. COP (e)	5.00%	06/01/2039		13,600	13,632,368
North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 2015 B, Ref. RB (e)	5.00%	10/01/2055		6,705	7,729,457
North Carolina (State of) Department of Transportation (I-77 HOT Lanes);
Series 2015, RB (j)	5.00%	12/31/2037		750	829,447
Series 2015, RB (j)	5.00%	06/30/2054		1,115	1,217,848
North Carolina (State of) Medical Care Commission (Duke University Health System); Series 2012 A, RB (e)	5.00%	06/01/2042		5,110	5,560,702
North Carolina (State of) Turnpike Authority;
Series 2011, RB (e)	5.00%	07/01/2036		1,755	1,867,390
Series 2011, RB (e)	5.00%	07/01/2041		2,430	2,579,469
North Carolina Capital Facilities Finance Agency; Series 2015 B, Ref. RB (e)	5.00%	10/01/2055		2,115	2,438,151
					42,713,353
North Dakota–0.60%
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2043		2,040	2,279,149
Series 2017 C, RB	5.00%	06/01/2048		1,815	2,015,667
					4,294,816
Ohio–5.96%
Akron, Bath & Copley Joint Township Hospital District; Series 2016, Ref. RB	5.25%	11/15/2046		775	889,623
Allen (County of), OH (Catholic Health Partners); Series 2012 A, Ref. RB	5.00%	05/01/2042		1,450	1,555,705
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046		490	559,340
Buckeye Tobacco Settlement Financing Authority;
Series 2007 A-2, RB	5.75%	06/01/2034		235	224,723
Series 2007 A-2, RB	5.88%	06/01/2047		6,955	6,702,881
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB	6.50%	01/01/2034		1,000	1,048,960
Cuyahoga (County of), OH (Metrohealth System);
Series 2017, Ref. RB	5.25%	02/15/2047		2,500	2,812,375
Series 2017, Ref. RB	5.50%	02/15/2052		1,555	1,772,576
Franklin (County of), OH (First Community Village Obligated Group); Series 2013, Ref. RB	5.25%	07/01/2033		2,000	2,037,320
Franklin (County of), OH (OhioHealth Corp.); Series 2011 A, RB (e)	5.00%	11/15/2036		3,390	3,632,148
Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB	8.00%	07/01/2042		1,000	1,134,360
Hamilton (County of), OH (Christ Hospital); Series 2012, RB	5.50%	06/01/2042		3,000	3,267,780
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref.RB	5.00%	01/01/2046		1,370	1,497,300
Hancock (County of), OH (Blanchard Valley Regional Health Center); Series 2011 A, RB (c)(d)	6.25%	06/01/2021		2,470	2,699,883
Lucas (County of), OH (ProMedica Healthcare System); Series 2018 A, Ref. RB	5.25%	11/15/2048		1,585	1,853,657
Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB (f)	6.00%	04/01/2038		1,425	1,570,436
Ohio (State of) (Portsmouth Bypass); Series 2015, RB (INS -AGM)(b)(j)	5.00%	12/31/2039		735	825,596
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB (f)(j)	4.25%	01/15/2038		555	584,021
Ohio (State of) Higher Educational Facility Commission (Summa Health System);
Series 2010, RB (c)(d)	5.75%	05/15/2020		3,055	3,175,734
Series 2010, RB	5.75%	11/15/2040		1,780	1,842,442
Ohio (State of) Turnpike Commission (Infrastructure); Series 2013 A, RB	5.00%	02/15/2028		2,500	2,792,100
					42,478,960
Oklahoma–0.57%
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.50%	08/15/2057		2,055	2,401,863
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing); Series 2017, RB	5.00%	08/01/2052		1,785	1,680,917
					4,082,780
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon–0.35%
Warm Springs Reservation Confederated Tribes of Oregon (Pelton Round Butte); Series 2009 B, RB	6.38%	11/01/2033		$ 2,465	$ 2,498,992
Pennsylvania–2.27%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2047		1,000	1,158,810
Beaver (County of), PA Industrial Development Authority (FirstEnergy Nuclear Generation); Series 2006 A, Ref. PCR (d)(o)	4.38%	07/01/2022		850	850,000
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2012 A, RB	5.00%	12/01/2020		1,370	1,441,719
Series 2018 B, RB	5.25%	12/01/2048		1,105	1,321,027
Subseries 2010 B-2, RB (c)(d)(k)	5.75%	12/01/2020		2,850	3,031,061
Subseries 2010 B-2, RB (c)(d)(k)	6.00%	12/01/2020		1,750	1,867,618
Philadelphia (City of), PA;
Series 2017 A, RB	5.00%	10/01/2052		1,010	1,177,801
Series 2017 B, Ref. RB (j)	5.00%	07/01/2047		3,595	4,155,425
Philadelphia (City of), PA Industrial Development Authority (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2047		775	899,349
Philadelphia School District; Series 2008 E, GO Bonds (INS -BHAC)(b)	5.13%	09/01/2023		250	250,905
					16,153,715
Puerto Rico–2.09%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039		3,255	3,289,242
Series 2002, RB	5.63%	05/15/2043		1,405	1,419,542
Series 2005 A, RB (i)	0.00%	05/15/2050		5,450	753,626
Puerto Rico (Commonwealth of); Series 2006 A, GO Bonds (6 mo. CPI + 1.00%) (INS - AGC)(b)(l)	3.46%	07/01/2019		610	610,000
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (INS -NATL)(b)	5.25%	07/01/2033		690	748,995
Series 2007 VV, Ref. RB (INS -NATL)(b)	5.25%	07/01/2035		610	659,825
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2007 N, Ref. RB (INS-AGM)(b)	5.50%	07/01/2029		600	672,054
Series 2007 N, Ref. RB (INS -NATL)(b)	5.25%	07/01/2032		725	787,575
Series 2007 N, Ref. RB (INS -AGC)(b)	5.25%	07/01/2034		1,135	1,248,103
Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2007 M-3, Ref. RB (INS -NATL)(b)	6.00%	07/01/2024		1,910	1,966,536
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB (i)	0.00%	07/01/2029		1,355	929,882
Series 2018 A-1, RB (i)	0.00%	07/01/2033		2,000	1,098,400
Series 2018 A-1, RB	4.50%	07/01/2034		700	719,250
					14,903,030
South Carolina–1.64%
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. RB (c)(d)	5.25%	08/01/2023		1,400	1,613,290
South Carolina (State of) Ports Authority;
Series 2015, RB (j)	5.25%	07/01/2050		3,005	3,427,954
Series 2015, RB (j)	5.25%	07/01/2055		1,230	1,395,755
South Carolina (State of) Public Service Authority; Series 2014, Ref. RB	5.00%	12/01/2046		1,120	1,253,202
South Carolina (State of) Public Service Authority (Santee Cooper Revenue Obligations); Series 2013 E, RB	5.50%	12/01/2053		3,595	4,010,941
					11,701,142
South Dakota–0.21%
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2015, Ref. RB	5.00%	11/01/2045		1,315	1,489,080
Tennessee–0.71%
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health); Series 2018 A, Ref. RB	5.00%	07/01/2036		1,785	2,108,781
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee–(continued)
Tennessee Energy Acquisition Corp.;
Series 2006 A, RB	5.25%	09/01/2023	$1,280	$1,435,482
Series 2006 A, RB	5.25%	09/01/2026	1,275	1,522,528
				5,066,791
Texas–16.23%
Alamo Community College District; Series 2012, Ref. GO Bonds (e)	5.00%	08/15/2034		5,105	5,619,482
Bexar (County of), TX; Series 2009 A, of Obligation (c)(d)	5.00%	06/15/2019		2,500	2,502,725
Bexar County Health Facilities Development Corp. (Army Retirement Residence); Series 2010, RB (c)(d)	6.20%	07/01/2020		2,225	2,335,338
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033		1,580	1,721,442
Dallas-Fort Worth (Cities of), TX International Airport; Series 2014 A, Ref. RB (j)	5.25%	11/01/2026		2,000	2,280,780
Harris (County of), TX; Series 2007 C, GO Bonds (INS -AGM)(b)	5.25%	08/15/2031		5,395	7,271,705
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, RB (c)(d)	5.00%	12/01/2019		1,300	1,322,529
Houston (City of), TX;
Series 2009 A, Ref. GO Bonds	5.00%	03/01/2027		215	215,546
Series 2011 D, First Lien Combined Utility System RB (e)	5.00%	11/15/2033		2,700	2,912,382
Series 2011 D, First Lien Combined Utility System RB (e)	5.00%	11/15/2036		4,005	4,306,697
Houston (City of), TX Airport System (United Airlines, Inc. Airport Improvement); Series 2015 C, Ref. RB (j)	5.00%	07/15/2020		775	796,638
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2014, Ref. RB (j)	4.75%	07/01/2024		500	544,390
Houston (City of), TX Convention & Entertainment Facilities Department; Series 2001 B, RB (INS -AGM)(b)(i)	0.00%	09/01/2025		4,650	4,117,017
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB (f)	5.50%	08/15/2045		1,205	1,280,276
Lower Colorado River Authority;
Series 2012 A, Ref. RB (c)(d)	5.00%	05/15/2022		5	5,495
Series 2012 A, Ref. RB	5.00%	05/15/2030		2,125	2,321,732
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2011 A, Ref. RB	5.00%	05/15/2041		2,250	2,379,060
New Hope Cultural Education Facilities Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2032		205	223,188
Series 2018, Ref. RB	5.00%	10/01/2033		1,280	1,388,262
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 A-1, RB	4.75%	07/01/2052		750	802,883
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC-Texas A&M University); Series 2014 A, RB (INS -AGM)(b)	5.00%	04/01/2046		1,900	2,098,322
New Hope Cultural Education Facilities Finance Corp. (Collegiate Housing - Tarleton State University); Series 2014 A, RB	5.00%	04/01/2034		1,000	1,071,060
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries); Series 2013, RB	6.50%	01/01/2043		1,000	1,098,550
North Texas Tollway Authority;
Series 2008 D, Ref. RB (INS -AGC)(b)(i)	0.00%	01/01/2028		18,900	15,898,869
Series 2008 D, Ref. RB (INS -AGC)(b)(i)	0.00%	01/01/2031		3,740	2,836,229
SA Energy Acquisition Public Facility Corp.; Series 2007, RB	5.50%	08/01/2021		1,500	1,605,360
San Antonio (City of), TX; Series 2013, RB	5.00%	02/01/2038		2,495	2,760,792
Tarrant County Cultural Education Facilities Finance Corp.; Series 2016 A, Ref. RB (e)	5.00%	02/15/2047		3,260	3,772,472
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037		1,395	1,491,018
Series 2016, Ref. RB	5.00%	05/15/2045		850	899,513
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2017A, RB	6.38%	02/15/2048		1,765	1,949,160
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2016 A, Ref. RB	5.00%	02/15/2041		3,900	4,533,711
Temple (City of), TX; Series 2018 A, RB (f)	5.00%	08/01/2028		750	836,550
Texas (State of) Transportation Commission;
Series 2016 A, GO Bonds	5.00%	04/01/2044		1,555	1,817,857
Series 2019, RB (i)	0.00%	08/01/2041		2,000	774,420
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2015 B, Ref. RB (i)	0.00%	08/15/2036		3,170	1,586,205
Series 2015 B, Ref. RB (i)	0.00%	08/15/2037		970	462,515
Series 2015 C, Ref. RB	5.00%	08/15/2042		3,835	4,261,107
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	$ 4,860	$ 5,698,301
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, RB	5.00%	12/15/2028	4,095	4,492,624
Series 2012, RB	5.00%	12/15/2029	2,000	2,188,860
Series 2012, RB	5.00%	12/15/2031	1,200	1,306,968
Series 2012, RB	5.00%	12/15/2032	1,195	1,299,264
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, RB (j)	5.00%	12/31/2055	1,050	1,155,011
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, RB	6.88%	12/31/2039	1,945	2,001,405
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, RB (j)	7.00%	12/31/2038	1,300	1,532,258
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	515	531,557
University of Houston; Series 2008, Ref. RB (INS -AGM)(b)(e)	5.00%	02/15/2033	1,326	1,329,434
				115,636,959
Utah–0.94%
Salt Lake City (City of), UT;
Series 2017 A, RB (e)(j)	5.00%	07/01/2047		2,490	2,887,927
Series 2018 A, RB (j)	5.00%	07/01/2048		1,230	1,446,136
Series 2018 A, RB (j)	5.25%	07/01/2048		1,635	1,963,569
Salt Lake City (City of), UT (IHC Hospitals, Inc.); Series 1991, Ref. RB (c)(p)	10.38%	05/15/2020		400	412,128
					6,709,760
Virgin Islands–0.34%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2010 A, RB	5.00%	10/01/2025		540	544,050
Series 2010 A, RB	5.00%	10/01/2029		1,860	1,862,325
					2,406,375
Virginia–1.93%
Fairfax (County of), VA Industrial Development Authority (INOVA Health System); Series 1993, Ref. RB	5.25%	08/15/2019		2,430	2,448,201
Virginia (Commonwealth of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC);
Series 2012, RB (j)	6.00%	01/01/2037		725	802,814
Series 2012, RB (j)	5.50%	01/01/2042		2,930	3,177,673
Virginia (Commonwealth of) Small Business Financing Authority (Express Lanes, LLC);
Series 2012, RB (j)	5.00%	07/01/2034		3,780	4,020,597
Series 2012, RB (j)	5.00%	01/01/2040		1,905	2,016,652
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3); Series 2017, RB (j)	5.00%	12/31/2056		1,170	1,301,157
					13,767,094
Washington–4.72%
Chelan (County of), WA Public Utility District No. 1; Series 2011 A, Ref. RB (j)	5.50%	07/01/2025		925	994,986
Kalispel Tribe of Indians; Series 2018 B, RB (f)	5.25%	01/01/2038		1,000	1,100,630
Washington (State of);
Series 2010 A, GO Bonds (e)	5.00%	08/01/2030		17,270	8,900,711
Series 2019 A, GO Bonds (e)	5.00%	08/01/2042		1,770	2,137,629
Series 2010 A, GO Bonds (e)	5.00%	08/01/2029		0	8,468,247
Washington (State of) Convention Center Public Facilities District;
Series 2018, RB	5.00%	07/01/2043		1,105	1,308,154
Series 2018, RB (e)	5.00%	07/01/2048		3,955	4,643,051
Series 2018, RB	5.00%	07/01/2048		790	927,436
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB (e)	5.00%	02/01/2041		3,000	3,110,280
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/2031		2,000	2,059,500
					33,650,624
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–2.72%
Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB (f)	6.75%	08/01/2031	$865	$1,012,422
Series 2017, RB (f)	6.75%	12/01/2042	2,015	2,372,522
Public Finance Authority (KU Campus Development Corp.); Series 2016, RB (e)	5.00%	03/01/2046	3,375	3,902,681
Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB (f)	5.13%	06/15/2039	620	627,099
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2039	3,500	3,720,465
Wisconsin (State of) Health & Educational Facilities Authority (Mile Bluff Medical Center, Inc.);
Series 2014, RB	5.00%	05/01/2026	1,100	1,186,350
Series 2014, RB	5.13%	05/01/2029	1,000	1,076,880
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB (f)	6.38%	01/01/2048	915	977,769
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	1,585	1,816,410
Series 2018 A, RB	5.35%	12/01/2045	1,585	1,815,760
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	795	887,148
				19,395,506
Wyoming–0.33%
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB (INS - BAM)(b)(e)	5.00%	01/01/2047	2,020	2,323,000
TOTAL INVESTMENTS IN SECURITIES(q)–159.33% (Cost $1,044,464,773)				1,135,271,525
FLOATING RATE NOTE OBLIGATIONS–(28.31)%
Notes with interest and fee rates ranging from 1.79% to 2.24% at 05/31/2019 and contractual maturities of collateral ranging from 08/15/2034 to 04/01/2053 (See Note 1)(r)				(201,720,000)
VARIABLE RATE TERM PREFERRED SHARES–(32.82)%				(233,866,479)
OTHER ASSETS LESS LIABILITIES–1.80%				12,844,595
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$712,529,641
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
COP	– Certificates of Participation
CPI	– Consumer Price Index
FHLMC	– Federal Home Loan Mortgage Corp.
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association
VRD	– Variable Rate Demand
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1D.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2019 was $33,658,782, which represented 4.72% of the Trust’s Net Assets.
(g)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2019.
(h)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(i)	Zero coupon bond issued at a discount.
(j)	Security subject to the alternative minimum tax.
(k)	Convertible capital appreciation bonds. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(l)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2019.
(m)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $10,690,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(n)	Security subject to crossover refunding.
(o)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at May 31, 2019 represented less than 1% of the Trust’s Net Assets.
(p)	Current coupon rate for inverse floating rate municipal obligations. This rate resets periodically as the rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of $412,128, which represented less than 1% of the Trust’s Net Assets.
(q)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(r)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2019. At May 31, 2019, the Trust’s investments with a value of $310,244,397 are held by TOB Trusts and serve as collateral for the $201,720,000 in the floating rate note obligations outstanding at that date.
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a trust may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.
The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate
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D.	Floating Rate Note Obligations — (continued)
securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.
The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Trust wherein the Trust, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Trust’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Trust, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Trust would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.
Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Trust has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Trust’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.
There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.
E.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Trust’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
NOTE 2—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
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Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of May 31, 2019, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
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